CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and bank balances	$ 59,331	$ 52,228
Trade receivables	6,702	11,290
Contract assets	2,906	1,313
Other receivables and prepayments	18,070	25,066
Due from related parties	27	0
Derivative financial instruments	176	51
Inventories	10,755	15,278
Tax recoverable	109	0
Total current assets	98,076	105,226
Non-current assets
Restricted cash	4,560	4,342
Ships, property, plant and equipment	303,192	407,552
Right-of-use assets	35,244	26,039
Interest in joint ventures	8	8
Derivative financial instruments	423	0
Intangible assets	4,907	186
Goodwill	7,924	0
Other receivables and prepayments	1,918	860
Other investments	3,613	3,714
Deferred tax assets	1,019	1,304
Total non-current assets	362,808	444,005
Total assets	460,884	549,231
Current liabilities
Trade and other payables	30,695	29,599
Contract liabilities	2,987	4,369
Due to related parties	388	43
Lease liabilities	32,432	22,058
Bank loans and other borrowings	18,578	33,330
Retirement benefit obligations	125	125
Derivative financial instruments	712	138
Provisions	277	592
Income tax payable	430	423
Total current liabilities	86,624	90,677
Non-current liabilities
Trade and other payables	1,153	140
Lease liabilities	1,373	4,055
Bank loans and other borrowings	123,639	165,638
Deferred tax liabilities	761	0
Retirement benefit obligation	1,194	1,272
Derivative financial instruments	20	0
Total non-current liabilities	128,140	171,105
Capital and reserves
Share capital	290,193	320,683
Other equity and reserves	(24,508)	(24,686)
Accumulated losses	(19,565)	(8,548)
Total equity	246,120	287,449
Total equity and liabilities	$ 460,884	$ 549,231